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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623

                        Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2007 through November 30, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Equity
Opportunity Fund

--------------------------------------------------------------------------------
Annual Report | November 30, 2008
--------------------------------------------------------------------------------



Ticker Symbols:
Class A   PEOFX
Class B   PEOBX
Class C   PEOLX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             8
Prices and Distributions                                      9
Performance Update                                           10
Comparing Ongoing Fund Expenses                              13
Schedule of Investments                                      15
Financial Statements                                         23
Notes to Financial Statements                                30
Report of Independent Registered Public Accounting Firm      36
Trustees, Officers and Service Providers                     37


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we


2    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.



Respectfully,


/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     3

Portfolio Management Discussion | 11/30/08

Pioneer Equity Opportunity Fund's performance over the past twelve months reflected the tumult that undercut equity prices as the unfolding credit crisis pushed the U.S. economy into recession. In the following pages, Timothy Horan, portfolio manager of the Fund, reviews the events that weighed down the markets and describes the Fund's current positioning.

Q Please describe the investment background over the 12-month period ended November 30, 2008.

A The 12-month period has been a tale of two markets, with stock prices moving ahead early in the year only to unravel swiftly over the summer and fall of 2008. Triggering events included the failures of major financial institutions, paralysis in the nation's credit markets and the plunge in consumer confidence tied to falling home values and waves of mortgage foreclosures. Massive U.S. government intervention appeared to bring some stability to the markets as the period wound down, but investors remained extraordinarily risk-averse.

Q    How did the Fund perform over the 12-month period ended November 30, 2008?

A Pioneer Equity Opportunity Fund's Class A shares had a total return of -46.09% at net asset value for the 12 months ended November 30, 2008. The result underperformed the Russell 2500 Index, the Fund's benchmark, which returned -40.42% for the same period. During the same period the average return of the 789 funds in Lipper's Multi-Cap Core category was -40.85%.

Q Against that negative background, which of your strategies or holdings had a beneficial impact on the Fund's performance during the period?

A Even in severe bear markets, there are success stories. The Fund's relative performance benefited as we downplayed consumer discretionary issues, including most retailers. Avoiding the telecommunications sector also modestly helped the Fund's returns. In consumer staples, Alberto Culver, makers of shampoos and other toiletries, benefited from strong marketing and tight cost controls. Lower materials costs aided Church & Dwight, which makes Arm and Hammer baking soda and laundry products. Drug chain CVS also contributed. CVS has enjoyed favorable synergies since acquiring a major pharmaceuticals distributor and we believe its basic business is strong. However, the proliferation of low-priced generic drugs is a potential negative for its pharmacy operations.


4    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

     In health care, Thoratec, which manufactures ventricular pumps for heart transplant candidates, saw its markets expand dramatically. A new, smaller pump is now available for female patients, and Thoratec's pumps were approved for use in patients with severe heart disease who are not eligible for transplants. Cubist Pharmaceutical rose as its lead product, Cubicin, saw increasing acceptance in hospitals to combat severe infections.

     United Technologies continued to generate strong revenues. Investors rewarded the company's tight focus on cost control and leadership positions in the markets it serves. Raytheon, whose products are used in a wide range of military applications, also prospered. Raytheon is less reliant than others on large program contracts and therefore less vulnerable to budget cuts. Raytheon enjoys higher-margin sales when systems employing its products are approved for sale outside the U.S. Natural gas producer Southwestern Energy fell along with other energy stocks, but retained enough of its earlier gains to be a net contributor to the Fund's returns over the 12-month period.

Q Which holdings or sectors hurt the Fund's overall performance over the 12-month period?

A Negative impacts far outweighed positives, with sharp declines among industrial, materials and health care holdings among the chief causes of weak performance. As world economies faltered, investors fled stocks in those areas in anticipation of severe drops in demand and weakening earnings. Coal stocks declined dramatically despite record cash flows and favorable long-term contracts; at one point, Fund holding Massey Energy's shares fell to a fraction of the value of the company's proven coal reserves. During the period, we eliminated the Fund's positions in Valero Energy and Tesoro Petroleum, two oil refiners that had severely underperformed.

     Plunging copper prices slashed the value of Freeport McMoRan's shares as economies slowed around the world. SPX, which holds contracts to build transformers and cooling towers aimed at expanding South Africa's inadequate power capacity, also saw its shares decline. The global economic slowdown brought fears of project delays that could dilute the value of SPX's large order backlog. Shares of General Cable, another provider of utilities products, also fell. Business has been holding up reasonably well for General Cable and a recent acquisition has been favorable, but investors remain skeptical about future results. Investors pummeled shares of Insulet, makers of a breakthrough insulin delivery system. Rapid sales growth and improving margins were not enough to quell fears that Insulet might have difficulty raising needed capital in 2009 if credit conditions did not improve.


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     5

Q    What is your outlook, and how are you positioning the Fund?

A We expect continued market volatility as falling home prices and frozen credit markets continue to hobble the economy; we believe expectations of a recovery late next year may be too optimistic. We are de-emphasizing banks, pending a return to better credit conditions. Our commitments to coal and other materials remain intact despite recent events. We believe that once world economies start to recover, demand for energy and industrial commodities could expand significantly. Furthermore, many emerging markets are still at an early stage in their transformation from agrarian to industrial economies.

     Overall, we continue to practice our established, value-focused discipline, looking for good companies with strong balance sheets, good cash flow and sustainable business models that can see them through the current turmoil. One example can be found in information technology. Industry cash flows and balance sheets are strong, thus cutting borrowing needs, and inventories are being managed better than in years past. In addition, capital expenditures among tech firms have been scaled back. We believe that these solid fundamentals will be recognized in the marketplace at some point. Other areas of potential interest for us are consumer discretionary companies and housing-related stocks, sectors that may do well in any recovery.

Please refer to the Schedule of Investments on pages 15-22 for a full listing of Fund securities.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. When interest rates rise, the prices of fixed income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high yield or lower-rated securities are subject to greater-than-average risk.


6    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     7

Portfolio Summary | 11/30/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                       75.4%
Temporary Cash Investments                               19.2%
U.S. Corporate Bonds                                      3.1%
Exchange Traded Funds                                     2.3%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Information Technology                                   19.8%
Health Care                                              18.8%
Financials                                               16.3%
Industrials                                              13.0%
Consumer Staples                                          9.6%
Utilities                                                 8.6%
Materials                                                 7.0%
Energy                                                    6.0%
Consumer Discretionary                                    0.9%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*

 1.       Thoratec Corp.                               4.21%
 2.       Raytheon Co. (Class B)                       3.45
 3.       NSTAR                                        3.24
 4.       KBR, Inc.                                    2.98
 5.       AMAG Pharmaceuticals, Inc.                   2.88
 6.       Cisco Systems, Inc.                          2.81
 7.       Cubist Pharmaceuticals, Inc.                 2.58
 8.       Applied Materials, Inc.                      2.48
 9.       CVS/Caremark Corp.                           2.43
10.       First Data Corp., 9.875%, 9/24/15 (144A)     2.42

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

Prices and Distributions | 11/30/08

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Class             11/30/08          11/30/07
--------------------------------------------------------------------------------
       A               $ 6.78            $ 12.59
--------------------------------------------------------------------------------
       B               $ 6.59            $ 12.36
--------------------------------------------------------------------------------
       C               $ 6.60            $ 12.37
--------------------------------------------------------------------------------


Distributions per Share: 12/1/07-11/30/08
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net
                Investment      Short-Term        Long-Term
     Class        Income       Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A           $ --            $ --            $ 0.0068
--------------------------------------------------------------------------------
       B           $ --            $ --            $ 0.0068
--------------------------------------------------------------------------------
       C           $ --            $ --            $ 0.0068
--------------------------------------------------------------------------------



                Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     9

Performance Update | 11/30/08                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund at public offering price, compared to that of the Russell 2500 Index.


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of November 30, 2008)
--------------------------------------------------------------------------------
                                     Net Asset    Public Offering
Period                               Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(12/1/04)                              -5.84%          -7.23%
1 Year                                -46.09          -49.20
--------------------------------------------------------------------------------



Expense Ratio
(Per prospectus dated April 1, 2008)
--------------------------------------------------------------------------------
                                        Gross           Net
--------------------------------------------------------------------------------
                                        1.39%           1.25%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                    Pioneer
                     Equity
                  Opportunity     Russell 2500
                      Fund            Index
12/04                 9,425           10,000
11/05                10,064           10,786
11/06                12,104           12,504
11/07                13,402           12,811
11/08                 7,225            7,633


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV returns represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2011, for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


10    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

Performance Update | 11/30/08                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.


Average Annual Total Returns
(As of November 30, 2008)
--------------------------------------------------------------------------------
                                         If               If
Period                                  Held           Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/1/04)                              -6.65%          -7.06%
1 Year                                -46.62          -48.76
--------------------------------------------------------------------------------



Expense Ratio
(Per prospectus dated April 1, 2008)
--------------------------------------------------------------------------------
                                        Gross           Net
--------------------------------------------------------------------------------
                                        2.19%           2.15%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                    Pioneer
                     Equity
                  Opportunity     Russell 2500
                      Fund            Index
12/04                10,000           10,000
11/05                10,615           10,786
11/06                12,648           12,504
11/07                13,884           12,811
11/08                 7,282            7,633


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2009, for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     11

Performance Update | 11/30/08                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Equity Opportunity Fund, compared to that of the Russell 2500 Index.


Average Annual Total Returns
(As of November 30, 2008)
--------------------------------------------------------------------------------
                                         If               If
Period                                  Held           Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(12/1/04)                              -6.61%          -6.61%
1 Year                                -46.59          -46.59
--------------------------------------------------------------------------------



Expense Ratio
(Per prospectus dated April 1, 2008)
--------------------------------------------------------------------------------
                                        Gross           Net
--------------------------------------------------------------------------------
                                        2.15%           2.15%
--------------------------------------------------------------------------------


[The following data was represented as a mountain chart in the printed material]

Value of $10,000 Investment

                    Pioneer
                     Equity
                  Opportunity     Russell 2500
                      Fund            Index
12/04                10,000           10,000
11/05                10,605           10,786
11/06                12,658           12,504
11/07                13,894           12,811
11/08                 7,421            7,633


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The net expense ratio reflects contractual expense limitations currently in effect through April 1, 2009, for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The Russell 2500 Index measures the performance of U.S. small- and mid-cap stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.


12    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on actual returns from June 1, 2008 through November 30, 2008.


--------------------------------------------------------------------------------
Share Class                            A                B                C
--------------------------------------------------------------------------------
Beginning Account Value           $ 1,000.00       $ 1,000.00       $ 1,000.00
on 6/1/08
--------------------------------------------------------------------------------
Ending Account Value              $   569.39       $   566.85       $   567.11
(after expenses)
on 11/30/08
--------------------------------------------------------------------------------
Expenses Paid During Period*      $     4.90       $     8.42       $     8.42
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Opportunity Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2008 through November 30, 2008.


--------------------------------------------------------------------------------
Share Class                            A                B                C
--------------------------------------------------------------------------------
Beginning Account Value           $ 1,000.00       $ 1,000.00       $ 1,000.00
on 6/1/08
--------------------------------------------------------------------------------
Ending Account Value              $ 1,018.75       $ 1,014.25       $ 1,014.25
(after expenses)
on 11/30/08
--------------------------------------------------------------------------------
Expenses Paid During Period*      $     6.31       $    10.83       $    10.83
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).


14    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

Schedule of Investments | 11/30/08


--------------------------------------------------------------------------------
Shares                                                             Value
--------------------------------------------------------------------------------
            COMMON STOCKS -- 89.7%
            Energy -- 5.7%
            Coal & Consumable Fuels -- 1.7%
  4,200     Consol Energy, Inc.                                   $   121,674
 15,440     Massey Energy Co.                                         241,173
                                                                  -----------
                                                                  $   362,847
--------------------------------------------------------------------------------
            Oil & Gas Exploration & Production -- 3.4%
  3,080     Apache Corp.                                          $   238,084
  5,750     Plains Exploration and Product Co.*                       133,113
 10,420     Southwestern Energy Co.*                                  358,135
                                                                  -----------
                                                                  $   729,332
--------------------------------------------------------------------------------
            Oil & Gas Storage & Transportation -- 0.6%
 19,160     El Paso Corp.                                         $   141,592
                                                                  -----------
            Total Energy                                          $ 1,233,771
--------------------------------------------------------------------------------
            MATERIALS -- 6.2%
            Construction Materials -- 1.3%
  3,300     Martin Marietta Materials, Inc. (b)                   $   289,212
--------------------------------------------------------------------------------
            Diversified Metals & Mining -- 1.5%
 10,220     Freeport-McMoRan Copper & Gold, Inc. (Class B)(b)     $   245,178
 98,840     Polyment Mining Corp.*(b)                                  70,176
                                                                  -----------
                                                                  $   315,354
--------------------------------------------------------------------------------
            Industrial Gases -- 1.5%
  6,900     Air Products & Chemicals, Inc.                        $   329,544
--------------------------------------------------------------------------------
            Metal & Glass Containers -- 1.9%
 25,380     Crown Holdings, Inc.*                                 $   407,349
                                                                  -----------
            Total Materials                                       $ 1,341,459
--------------------------------------------------------------------------------
            CAPITAL GOODS -- 11.6%
            Aerospace & Defense -- 4.4%
  4,100     Honeywell International, Inc.                         $   114,226
 14,610     Raytheon Co. (Class B)                                    712,968
  2,660     United Technologies Corp.                                 129,090
                                                                  -----------
                                                                  $   956,284
--------------------------------------------------------------------------------
            Construction & Engineering -- 2.9%
 44,770     KBR, Inc.                                             $   616,483
--------------------------------------------------------------------------------
            Electrical Component & Equipment -- 1.6%
  5,185     AMETEK, Inc.                                          $   181,112
  9,350     General Cable Corp.*(b)                                   154,369
                                                                  -----------
                                                                  $   335,481
--------------------------------------------------------------------------------
            Industrial Machinery -- 1.6%
  1,300     Danaher Corp.                                         $    72,332
  7,350     SPX Corp.                                                 274,302
                                                                  -----------
                                                                  $   346,634
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     15

--------------------------------------------------------------------------------
 Shares                                                            Value
--------------------------------------------------------------------------------
            Trading Companies & Distributors -- 1.1%
  3,300     W.W. Grainger, Inc.                                   $   232,881
                                                                  -----------
            Total Capital Goods                                   $ 2,487,763
--------------------------------------------------------------------------------
            COMMERCIAL SERVICES & SUPPLIES -- 0.9%
            Office Services & Supplies -- 0.9%
  6,170     Avery Dennison Corp.                                  $   191,887
                                                                  -----------
            Total Commercial Services & Supplies                  $   191,887
--------------------------------------------------------------------------------
            RETAILING -- 0.9%
            Apparel Retail -- 0.7%
  1,500     Abercrombie & Fitch Co.                               $    28,995
 12,790     The Limited Brands, Inc.                                   19,075
                                                                  -----------
                                                                  $   148,070
--------------------------------------------------------------------------------
            Department Stores -- 0.2%
  2,200     J.C. Penney Co., Inc.                                 $    41,778
                                                                  -----------
            Total Retailing                                       $   189,848
--------------------------------------------------------------------------------
            FOOD & DRUG RETAILING -- 2.3%
            Drug Retail -- 2.3%
 17,370     CVS/Caremark Corp.                                    $   502,514
                                                                  -----------
            Total Food & Drug Retailing                           $   502,514
--------------------------------------------------------------------------------
            FOOD, BEVERAGE &TOBACCO -- 3.6%
            Distillers & Vintners -- 0.8%
 14,100     Constellation Brands, Inc.*                           $   179,916
--------------------------------------------------------------------------------
            Packaged Foods & Meats -- 1.1%
  5,200     The J.M. Smucker Co.                                  $   235,924
--------------------------------------------------------------------------------
            Tobacco -- 1.7%
 22,300     Altria Group, Inc.                                    $   358,584
                                                                  -----------
            Total Food, Beverage & Tobacco                        $   774,424
--------------------------------------------------------------------------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 3.3%
            Household Products -- 1.7%
  6,300     Church & Dwight Co, Inc.                              $   374,472
--------------------------------------------------------------------------------
            Personal Products -- 1.6%
 16,000     Alberto-Culver Co. (Class B)                          $   343,520
                                                                  -----------
            Total Household & Personal Products                   $   717,992
--------------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT & SERVICES -- 7.4%
            Health Care Equipment -- 6.0%
 86,093     Insulet Corp.*(b)                                     $   420,995
 34,802     Thoratec Corp.*                                           871,094
                                                                  -----------
                                                                  $ 1,292,089
--------------------------------------------------------------------------------
            Health Care Supplies -- 1.4%
 17,170     Inverness Medical Innovations, Inc.*(b)               $   301,677
                                                                  -----------
            Total Health Care Equipment & Services                $ 1,593,766
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

--------------------------------------------------------------------------------
 Shares                                                            Value
--------------------------------------------------------------------------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 10.7%
            Biotechnology -- 4.7%
 28,160     BioMarin Pharmaceutical, Inc.*(b)                     $   479,565
 21,700     Cubist Pharmaceuticals, Inc.*(b)                          532,952
                                                                  -----------
                                                                  $ 1,012,517
--------------------------------------------------------------------------------
            Life Sciences Tools & Services -- 4.7%
 17,690     AMAG Pharmaceuticals, Inc.*(b)                        $   595,799
 11,610     Thermo Fisher Scientific, Inc.*                           414,245
                                                                  -----------
                                                                  $ 1,010,044
--------------------------------------------------------------------------------
            Pharmaceuticals -- 1.3%
 65,770     Cardiome Pharma Corp.*(b)                             $   278,865
                                                                  -----------
            Total Pharmaceuticals & Biotechnology                 $ 2,301,426
--------------------------------------------------------------------------------
            BANKS -- 8.0%
            Regional Banks -- 5.9%
  5,400     City National Corp.                                   $   236,952
  3,100     Cullen Frost Bankers, Inc.                                168,051
  6,200     Marshall & Ilsley Corp. (b)                                95,790
  7,400     Signature Bank*(b)                                        220,520
 13,800     Texas Capital Bancshares, Inc.*                           221,490
  9,900     Zions Bancorporation (b)                                  315,711
                                                                  -----------
                                                                  $ 1,258,514
--------------------------------------------------------------------------------
            Thrifts & Mortgage Finance -- 2.1%
 35,200     New York Community Bancorp, Inc. (b)                  $   457,952
                                                                  -----------
            Total Banks                                           $ 1,716,466
--------------------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 3.6%
            Investment Banking & Brokerage -- 1.7%
  4,330     Investment Technology Group, Inc.*                    $    72,441
  9,300     Lazard, Ltd.                                              290,718
                                                                  -----------
                                                                  $   363,159
--------------------------------------------------------------------------------
            Specialized Finance -- 1.9%
  1,200     CME Group, Inc.                                       $   254,340
  2,000     IntercontinentalExchange, Inc.*                           147,200
                                                                  -----------
                                                                  $   401,540
                                                                  -----------
            Total Diversified Financials                          $   764,699
--------------------------------------------------------------------------------
            REAL ESTATE -- 1.9%
            Mortgage Real Estate Investment Trusts -- 1.3%
 19,520     Annaly Capital Management, Inc.                       $   280,502
--------------------------------------------------------------------------------
            Office Real Estate Investment Trusts -- 0.6%
 13,100     BioMed Property Trust, Inc.                           $   122,092
                                                                  -----------
            Total Real Estate                                     $   402,594
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     17

--------------------------------------------------------------------------------
 Shares                                                            Value
--------------------------------------------------------------------------------
            SOFTWARE & SERVICES -- 3.9%
            Internet Software & Services -- 1.5%
  1,100     Google, Inc.*(b)                                      $   322,256
--------------------------------------------------------------------------------
            Systems Software -- 2.4%
  8,300     BMC Software, Inc.*                                   $   207,168
 10,200     McAfee, Inc.*                                             309,366
                                                                  -----------
                                                                  $   516,534
                                                                  -----------
            Total Software & Services                             $   838,790
--------------------------------------------------------------------------------
            TECHNOLOGY HARDWARE & EQUIPMENT -- 10.4%
            Communications Equipment -- 5.5%
 35,110     Cisco Systems, Inc.*                                  $   580,719
 14,800     F5 Networks, Inc.*                                        368,520
 26,300     Riverbed Technology, Inc.*(b)                             246,957
                                                                  -----------
                                                                  $ 1,196,196
--------------------------------------------------------------------------------
            Computer Hardware -- 1.6%
  2,500     Apple, Inc.*                                          $   231,675
  8,400     Teradata Corp.*                                           112,812
                                                                  -----------
                                                                  $   344,487
--------------------------------------------------------------------------------
            Computer Storage & Peripherals -- 1.5%
 10,700     Logitech International S.A. (A.D.R.)*                 $   139,635
 13,400     NetApp, Inc.*                                             180,900
                                                                  -----------
                                                                  $   320,535
--------------------------------------------------------------------------------
            Electronic Equipment & Instruments -- 1.8%
  8,160     Itron, Inc.*(b)                                       $   386,621
                                                                  -----------
            Total Technology Hardware & Equipment                 $ 2,247,839
--------------------------------------------------------------------------------
            SEMICONDUCTORS -- 2.4%
            Semiconductor Equipment -- 2.4%
 53,650     Applied Materials, Inc.                               $   513,967
                                                                  -----------
            Total Semiconductors                                  $   513,967
--------------------------------------------------------------------------------
            UTILITIES -- 6.9%
            Electric Utilities -- 1.7%
 10,300     Southern Co.                                          $   374,096
--------------------------------------------------------------------------------
            Independent Power Producer & Energy Traders -- 0.5%
 12,300     Calpine Corp.*(b)                                     $   110,208
--------------------------------------------------------------------------------
            Multi-Utilities -- 4.7%
 18,870     NSTAR (b)                                             $   669,884
  7,700     PG&E Corp.                                                292,908
    699     Sempra Energy                                              32,622
                                                                  -----------
                                                                  $   995,414
                                                                  -----------
            Total Utilities                                       $ 1,479,718
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS
            (Cost $27,057,759)                                    $19,298,923
================================================================================

The accompanying notes are an integral part of these financial statements.

18    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

--------------------------------------------------------------------------------
Principal
Amounts ($)                                                        Value
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 3.7%
            SOFTWARE & SERVICES -- 2.3%
            Data Processing & Outsourced Services -- 2.3%
870,000     First Data Corp., 9.875%, 9/24/15 (144A)              $   500,250
                                                                  -----------
            Total Software & Services                             $   500,250
--------------------------------------------------------------------------------
            UTILITIES -- 1.4%
            Electric Utilities -- 1.4%
460,000     TXU Energy Co., 10.25%, 11/1/15                       $   294,400
                                                                  -----------
            Total Utilities                                       $   294,400
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS
            (Cost $1,269,397)                                     $   794,650
--------------------------------------------------------------------------------
Shares
--------------------------------------------------------------------------------
            EXCHANGE TRADED FUNDS -- 2.7%
            MATERIALS -- 0.5%
            Precious Metals & Minerals -- 0.5%
  4,400     Market Vectors Gold Miners Exchange Traded Fund (b)   $   116,908
                                                                  -----------
            Total Materials                                       $   116,908
--------------------------------------------------------------------------------
            DIVERSIFIED FINANCIALS -- 2.2%
            Diversified Financial Services -- 2.2%
 16,200     KBW Regional Banking Exchange Traded Fund (b)         $   480,330
                                                                  -----------
            Total Diversified Financials                          $   480,330
--------------------------------------------------------------------------------
            TOTAL EXCHANGE TRADED FUNDS
            (Cost $599,804)                                       $   597,238
--------------------------------------------------------------------------------
Principal
Amount ($)
--------------------------------------------------------------------------------
            TEMPORARY CASH INVESTMENTS -- 22.8%
            SECURITY LENDING COLLATERAL -- 22.8% (c)
            Certificates of Deposit:
 98,486     Abbey National Plc, 3.15%, 8/13/09                    $    98,486
157,361     Bank of Scotland NY, 2.92%, 6/5/09                        157,361
177,313     Barclays Bank, 1.5%, 5/27/09                              177,313
 19,707     Calyon NY, 4.62%, 1/16/09                                  19,707
 11,618     Calyon NY, 4.62%, 1/16/09                                  11,618
197,020     CBA, 4.87%, 7/16/09                                       197,020
177,313     DNB NOR Bank ASA NY, 3.04%, 6/5/09                        177,314
180,451     Intesa SanPaolo S.p.A., 1.44%, 5/22/09                    180,452
177,313     New York Life Global, 2.99%, 9/4/09                       177,313
  9,461     NORDEA NY, 3.68%, 12/1/08                                   9,461
 11,422     NORDEA NY, 4.13%, 4/9/09                                   11,422
147,753     Royal Bank of Canada NY, 2.7%, 8/7/09                     147,754
 98,486     Royal Bank of Scotland, 3.06%, 3/5/09                      98,486
 19,707     Skandinavian Enskilda Bank NY, 3.06%, 2/13/09              19,707

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     19

--------------------------------------------------------------------------------
Principal
Amounts ($)                                                        Value
--------------------------------------------------------------------------------
            Certificates of Deposit -- (continued)
   197,020  Societe Generale, 3.29%, 9/4/09                           197,020
   177,313  Svenska Bank NY, 4.61%, 7/8/09                        $   177,313
   197,020  U.S. Bank NA, 2.25%, 8/24/09                              197,020
                                                                  -----------
                                                                  $ 2,054,767
--------------------------------------------------------------------------------
            Commercial Paper:
   193,491  American Honda Finance Corp., 4.95%, 7/14/09          $   193,491
    98,486  Bank of Nova Scotia, 3.21%, 5/5/09                         98,486
    18,776  BBVA U.S., 2.83%, 3/12/09                                  18,776
    59,121  John Deere Capital Corp., 2.82%, 12/12/08                  59,121
   197,020  Monumental Global Funding, Ltd., 2.5%, 8/17/09            197,020
   197,020  HSBC Bank, Inc., 2.5%, 8/14/09                            197,020
    88,632  General Electric Capital Corp., 4.25%, 1/5/09              88,632
    98,486  General Electric Capital Corp., 2.86%, 3/16/09             98,486
    98,486  CME Group, Inc., 2.9%, 8/6/09                              98,486
    36,424  IBM, 2.225%, 2/13/09                                       36,424
    98,486  IBM, 2.39%, 9/25/09                                        98,486
   177,313  Met Life Global Funding, 3.19%, 6/12/09                   177,313
   167,460  Westpac Banking Corp., 2.34%, 6/1/09                      167,460
                                                                  -----------
                                                                  $ 1,529,201
--------------------------------------------------------------------------------
            Tri-party Repurchase Agreements:
   492,527  Deutsche Bank, 0.25%, 12/1/08                         $   492,527
   407,032  Barclays Capital Markets, 0.2%, 12/1/08                   407,032
                                                                  -----------
                                                                  $   899,559
--------------------------------------------------------------------------------
            Time Deposit:
   216,727  TD Suntrust, 0.25%, 12/1/08                           $   216,727
--------------------------------------------------------------------------------
            Money Market Mutual Fund:
   197,020  JP Morgan, U.S. Government Money Market Fund          $   197,020
--------------------------------------------------------------------------------
            Other:
     4,951  ABS CFAT 2008-A A1, 3.005%, 4/27/09                   $     4,951
                                                                  -----------
            Total Securities Lending Collateral                   $ 4,902,225
--------------------------------------------------------------------------------
            TOTAL TEMPORARY CASH INVESTMENTS
            (Cost $4,902,225)                                     $ 4,902,225
--------------------------------------------------------------------------------
            TOTAL INVESTMENT IN SECURITIES -- 118.9%
            (Cost $33,829,185)(a)                                 $25,593,036
--------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- (18.9)%               $(4,077,183)
--------------------------------------------------------------------------------
            TOTAL NET ASSETS -- 100.0%                            $21,515,853
================================================================================

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.

The accompanying notes are an integral part of these financial statements.

20    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

         At November 30, 2008, the value of these securities amounted to $500,250 or 2.3% of total net assets.

(a) At November 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $35,321,104 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $   733,056
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                             (10,461,124)
                                                                                   -----------
       Net unrealized loss                                                         $(9,728,068)
                                                                                   ===========

(b)      At November 30, 2008, the following securities were out on loan:


--------------------------------------------------------------------------------
   Shares       Description                                         Value
--------------------------------------------------------------------------------
      4,300    AMAG Pharmaceuticals, Inc. *                        $  144,824
     27,500    BioMarin Pharmaceutical, Inc. *                        468,325
     12,000    Calpine Corp. *                                        107,520
     54,000    Cardiome Pharma Corp. *                                228,960
     16,200    Cubist Pharmaceuticals, Inc. *                         397,872
     10,000    Freeport-McMoRan Copper & Gold, Inc. (Class B)         239,900
      9,000    General Cable Corp. *                                  148,591
      1,000    Google, Inc. *                                         292,960
     81,530    Insulet Corp. *                                        398,682
     16,000    Inverness Medical Innovations, Inc. *                  281,120
      8,000    Itron, Inc. *                                          379,040
     16,000    KBW Regional Banking Exchange Traded Fund              474,400
      3,000    Market Vectors Gold Miners Exchange Traded Fund         79,710
      6,000    Marshall & Ilsley Corp.                                 92,700
      3,200    Martin Marietta Materials, Inc.                        280,448
      1,000    New York Community Bancorp, Inc.                        13,010
      5,400    NSTAR                                                  191,700
     10,000    Polyment Mining Corp. *                                  7,100
      9,000    Riverbed Technology, Inc. *                             84,510
      7,300    Signature Bank *                                       217,540
      9,600    Zions Bancorporation                                   306,144
--------------------------------------------------------------------------------
               Total                                               $4,835,056
================================================================================

(c)      Security lending collateral is managed by Credit Suisse.

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2008 aggregated $50,041,276 and $83,445,210, respectively.

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     21

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets:

-------------------------------------------------------------------------------------
                                                    Investments       Other Financial
Valuation Inputs                                   in Securities        Instruments
-------------------------------------------------------------------------------------
Level 1 -- Quoted Prices                           $19,896,161           $  --
Level 2 -- Other Significant Observable Inputs       5,696,875              --
Level 3 -- Significant Unobservable Inputs                  --              --
-------------------------------------------------------------------------------------
   Total                                           $25,593,036           $  --
=====================================================================================

The accompanying notes are an integral part of these financial statements.

22    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

Statement of Assets and Liabilities | 11/30/08

ASSETS:
  Investment in securities (including securities loaned of
   $4,835,056, cost $33,829,185)                                   $ 25,593,036
  Cash                                                                  839,096
  Receivables --
   Fund shares sold                                                       1,298
   Dividends and interest                                                39,214
   Due from Pioneer Investment Management, Inc.                          18,057
  Other                                                                  31,072
-------------------------------------------------------------------------------
     Total assets                                                  $ 26,521,773
-------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                         $     27,152
   Upon return of securities loaned                                   4,902,225
  Due to affiliates                                                      19,892
  Accrued expenses                                                       56,651
-------------------------------------------------------------------------------
     Total liabilities                                             $  5,005,920
-------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                  $ 40,120,185
  Undistributed net investment income                                     1,720
  Accumulated net realized loss on investments                      (10,369,903)
  Net unrealized loss on investments                                 (8,236,149)
-------------------------------------------------------------------------------
     Total net assets                                              $ 21,515,853
================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $11,817,373/1,744,140 shares)                  $       6.78
  Class B (based on $3,356,799/509,292 shares)                     $       6.59
  Class C (based on $6,341,681/960,493 shares)                     $       6.60
MAXIMUM OFFERING PRICE:
  Class A ($6.78 [divided by] 94.25%)                              $       7.19
================================================================================

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     23

Statement of Operations

For the Year Ended 11/30/08

INVESTMENT INCOME:
  Dividends                                                  $    577,243
  Interest                                                        152,121
  Income from securities loaned, net                               64,269
--------------------------------------------------------------------------------------------
     Total investment income                                                  $    793,633
--------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                            $    395,848
  Transfer agent fees
   Class A                                                         80,356
   Class B                                                         23,752
   Class C                                                         35,419
  Distribution fees
   Class A                                                         71,955
   Class B                                                         70,496
   Class C                                                        150,248
  Shareholder communication expenses                               38,288
  Administrative fees                                              11,876
  Custodian fees                                                   36,386
  Registration fees                                                57,881
  Professional fees                                                47,257
  Printing expense                                                 28,672
  Fees and expenses of nonaffiliated trustees                       6,487
  Miscellaneous                                                    11,141
--------------------------------------------------------------------------------------------
     Total expenses                                                           $  1,066,062
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                        (204,461)
     Less fees paid indirectly                                                      (3,612)
--------------------------------------------------------------------------------------------
     Net expenses                                                             $    857,989
--------------------------------------------------------------------------------------------
       Net investment loss                                                    $    (64,356)
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss (gain) on:
   Investments                                               $ (7,635,824)
   Other assets and liabilities denominated in foreign
     currencies                                                     4,559     $ (7,631,265)
--------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                $(18,228,079)
--------------------------------------------------------------------------------------------
  Net loss on investments                                                     $(25,859,344)
--------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                        $(25,923,700)
============================================================================================

The accompanying notes are an integral part of these financial statements.

24    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

Statements of Changes in Net Assets

For the Years Ended 11/30/08 and 11/30/07, respectively

-----------------------------------------------------------------------------------------------
                                                                 Year Ended       Year Ended
                                                                  11/30/08         11/30/07
-----------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment loss                                             $    (64,356)   $   (383,795)
Net realized gain (loss) on investments and foreign currency
  transactions                                                    (7,631,265)      3,583,948
Change in net unrealized gain (loss) on investments              (18,228,079)      2,058,138
-----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                 $(25,923,700)   $  5,258,291
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($0.01 and $1.22 per share, respectively)            $    (12,008)   $ (4,220,188)
   Class B ($0.01 and $1.22 per share, respectively)                  (3,469)     (1,043,831)
   Class C ($0.01 and $1.22 per share, respectively)                  (6,568)     (2,019,894)
-----------------------------------------------------------------------------------------------
     Total distributions to shareowners                         $    (22,045)   $ (7,283,913)
-----------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                $ 11,058,990    $ 74,610,653
Reinvestment of distributions                                         17,796       5,677,737
Cost of shares repurchased                                       (45,203,005)    (44,917,154)
-----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from Fund
     share transactions                                         $(34,126,219)   $ 35,371,236
-----------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                        $(60,071,964)   $ 33,345,614
NET ASSETS:
Beginning of year                                                 81,587,817      48,242,203
===============================================================================================
End of year                                                     $ 21,515,853    $ 81,587,817
===============================================================================================
Accumulated undistributed net investment income (loss)          $      1,720    $       (291)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     25

-----------------------------------------------------------------------------------------------------
                                    '08 Shares      '08 Amount            '07 Shares     '07 Amount
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                             635,601     $  7,410,506           3,403,681     $46,868,915
Reinvestment of distributions             1,851           11,448             277,410       3,363,293
Less shares repurchased              (2,667,915)     (28,177,150)         (1,949,290)    (27,103,435)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)           (2,030,463)    $(20,755,196)          1,731,801     $23,128,773
=====================================================================================================
Class B
Shares sold                              84,454     $    934,959             748,803     $10,227,716
Reinvestment of distributions               217            1,326              68,788         818,239
Less shares repurchased                (512,149)      (5,426,984)           (349,139)     (4,763,066)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)             (427,478)    $ (4,490,699)            468,452     $ 6,282,889
=====================================================================================================
Class C
Shares sold                             239,831     $  2,713,525           1,290,757     $17,514,022
Reinvestment of distributions               810            5,022             125,708       1,496,205
Less shares repurchased              (1,099,408)     (11,598,871)           (956,584)    (13,050,653)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)             (858,767)    $ (8,880,324)            459,881     $ 5,959,574
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

26    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

Financial Highlights

-------------------------------------------------------------------------------------------------------------------------
                                                                                                            12/1/04 (a)
                                                                  Year Ended     Year Ended    Year Ended      to
                                                                   11/30/08      11/30/07      11/30/06     11/30/05
-------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                               $ 12.59       $ 12.51       $ 10.95       $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment income (loss)                                      $  0.04       $ (0.02)      $  0.05       $  0.05
 Net realized and unrealized gain (loss) on investments              (5.84)         1.32          2.14          0.90
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $ (5.80)      $  1.30       $  2.19       $  0.95
Distribution to shareowners
 Net investment income                                                  --            --         (0.09)           --
 Net realized gain                                                   (0.01)        (1.22)        (0.54)           --
-------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                        $ (5.81)      $  0.08       $  1.56       $  0.95
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  6.78       $ 12.59       $ 12.51       $ 10.95
=========================================================================================================================
Total return*                                                       (46.09)%       10.73%        20.26%         9.50%(b)
Ratio of net expenses to average net assets+                          1.26%         1.26%         1.25%         1.25%**
Ratio of net investment income (loss) to average net assets+          0.24%        (0.19)%        0.48%         0.65%**
Portfolio turnover rate                                                 96%           94%           64%            8%(b)
Net assets, end of period (in thousands)                           $11,817       $47,515       $25,549       $21,996
Ratios with no waiver of fees by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                         1.69%         1.38%         1.58%         1.78%**
 Net investment income (loss)                                        (0.19)%       (0.31)%        0.15%         0.12%**
Ratios with waiver of fees by PIM and reduction for
 fees paid indirectly:
 Net expenses                                                         1.25%         1.25%         1.25%         1.25%**
 Net investment income (loss)                                         0.25%        (0.18)%        0.48%         0.65%**
=========================================================================================================================

(a)  Class A shares were first publicly offered on December 1, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     27

-------------------------------------------------------------------------------------------------------------------------
                                                                                                            12/1/04 (a)
                                                                  Year Ended     Year Ended   Year Ended       to
                                                                   11/30/08       11/30/07     11/30/06      11/30/05
-------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                               $ 12.36        $ 12.41      $ 10.88       $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                               $ (0.09)       $ (0.10)     $ (0.04)      $ (0.01)
 Net realized and unrealized gain (loss) on investments              (5.67)          1.27         2.11          0.89
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $ (5.76)       $  1.17      $  2.07       $  0.88
Distribution to shareowners
 Net realized gain                                                   (0.01)         (1.22)       (0.54)           --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $ (5.77)       $ (0.05)     $  1.53       $  0.88
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  6.59        $ 12.36      $ 12.41       $ 10.88
=========================================================================================================================
Total return*                                                       (46.62)%         9.77%       19.15%         8.80%(b)
Ratio of net expenses to average net assets+                          2.16%          2.16%        2.09%         2.04%**
Ratio of net investment loss to average net assets+                  (0.64)%        (1.09)%      (0.37)%       (0.12)%**
Portfolio turnover rate                                                 96%            94%          64%            8%(b)
Net assets, end of period (in thousands)                           $ 3,357        $11,575      $ 5,813       $ 4,483
Ratios with no waiver of fees by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                         2.54%          2.19%        2.41%         2.53%**
 Net investment income (loss)                                        (1.02)%        (1.12)%      (0.69)%       (0.61)%**
Ratios with waiver of fees by PIM and reduction for
 fees paid indirectly:
 Net expenses                                                         2.15%          2.15%        2.08%         2.04%**
 Net investment income (loss)                                        (0.63)%        (1.08)%      (0.36)%       (0.12)%**
=========================================================================================================================

(a)  Class B shares were first publicly offered on December 1, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

28    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

-------------------------------------------------------------------------------------------------------------------------
                                                                                                            12/1/04 (a)
                                                                  Year Ended     Year Ended   Year Ended       to
                                                                   11/30/08       11/30/07     11/30/06      11/30/05
-------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                               $ 12.37        $ 12.42      $ 10.87       $ 10.00
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations:
 Net investment loss                                               $ (0.10)       $ (0.11)     $ (0.03)      $ (0.01)
 Net realized and unrealized gain (loss) on investments              (5.66)          1.28         2.12          0.88
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $ (5.76)       $  1.17      $  2.09       $  0.87
Distribution to shareowners
 Net realized gain                                                   (0.01)         (1.22)       (0.54)           --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $ (5.77)       $ (0.05)     $  1.55       $  0.87
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $  6.60        $ 12.37      $ 12.42       $ 10.87
=========================================================================================================================
Total return*                                                       (46.59)%         9.77%       19.36%         8.70%(b)
Ratio of net expenses to average net assets+                          2.16%          2.13%        2.03%         2.01%**
Ratio of net investment loss to average net assets+                  (0.65)%        (1.02)%      (0.30)%       (0.11)%**
Portfolio turnover rate                                                 96%            94%          64%            8%(b)
Net assets, end of period (in thousands)                           $ 6,342        $22,498      $16,880       $15,027
Ratios with no waiver of fees by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                                         2.45%          2.15%        2.35%         2.53%**
 Net investment income (loss)                                        (0.94)%        (1.04)%      (0.62)%       (0.63)%**
Ratios with waiver of fees by PIM and reduction for
 fees paid indirectly:
 Net expenses                                                         2.15%          2.12%        2.02%         2.01%**
 Net investment income (loss)                                        (0.64)%        (1.01)%      (0.29)%       (0.11)%**
=========================================================================================================================

(a)  Class C shares were first publicly offered on December 1, 2004.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     29

Notes to Financial Statements | 11/30/08

1. Organization and Significant Accounting Policies

Pioneer Equity Opportunity Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. As a secondary objective, the Fund may seek income. The Fund was organized on August 3, 2004, and commenced operations on December 1, 2004.

The Fund offers three classes of shares designated as Class A, Class B, and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to voting, redemptions, dividends and liquidation proceeds. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plan for Class A, Class B, and Class C shares. Class B shares convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. In addition, the Fund may invest in real estate investment trust ("REIT") securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property


30    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08
management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At November 30, 2008, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     31

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At November 30, 2008, the Fund had a net capital loss carryforward of $6,362,905, which will expire in 2016 if not utilized.

     At November 30, 2008, the Fund has reclassified $66,367 to increase undistributed net investment income, $17,420 to decrease accumulated net realized loss on investments and $83,787 to decrease paid in capital to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     The Fund has elected to defer approximately $2,513,359 of capital losses recognized between November 1, 2008 and November 30, 2008 to its fiscal year ending November 30, 2009.

     The tax character of distributions paid during the years ended November 30, 2008 and November 30, 2007 was as follows:

----------------------------------------------------------
                                      2008            2007
----------------------------------------------------------
   Distributions paid from:
   Ordinary income                 $    --      $       --
   Long-term capital gain           22,045       7,283,913
----------------------------------------------------------
      Total                        $22,045      $7,283,913
==========================================================

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2008:

------------------------------------------------------------
                                                      2008
------------------------------------------------------------
Distributable earnings:
Capital loss carryforward                    $  (6,362,905)
Post-October loss deferred                      (2,513,359)
Unrealized depreciation                         (9,728,068)
------------------------------------------------------------
    Total                                    $ (18,604,332)
============================================================

     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and the tax treatment of partnerships.


32    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. ("PFD"), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $7,256 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2008.


D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.


E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. ("PIM"), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     33
     loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $1 billion and 0.70% on assets over $1 billion. Prior to January 1, 2007, Pioneer's annual fee was equal to 0.75% of the Fund's average daily net assets. For the year ended November 30, 2008, the effective management fee (net of waivers and/or assumption of expenses) was equivalent to 0.36% of the Fund's average net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2011 for Class A shares and through April 1, 2009 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,332 in management fees, administrative costs and certain other fees payable to PIM at November 30, 2008.


3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund paid out-of-pocket expenses incurred by PIMSS related to shareholder activities such as proxy and statement mailings, outgoing phone calls and omnibus relation contracts. For the year ended November 20, 2008, out-of-pocket expenses were as follows:


------------------------------------------------------------------
Shareholder Communications:
------------------------------------------------------------------
Class A                                             $21,025
Class B                                               4,684
Class C                                              12,579
------------------------------------------------------------------
  Total                                             $38,288
==================================================================

34    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $17,185 in transfer agent fees payable to PIMSS at November 30, 2008.


4.   Distribution Plan

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,375 in distribution fees payable to PFD at November 30, 2008.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the year ended November 30, 2008, CDSCs in the amount of $41,453 were paid to PFD.


5.   Expense Offsets Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended November 30, 2008, the Fund's expenses were reduced by $3,612 under such arrangements.


6.   New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Equity Opportunity Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, of Pioneer Equity Opportunity Fund (the "Fund"), including the schedule of investments as of November 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and for the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Equity Opportunity Fund at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and for the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
January 23, 2009

36    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     37

Interested Trustees

------------------------------------------------------------------------------------------------------------------------------------
                          Position Held          Length of Service          Principal Occupation                Other Directorships
Name and Age              with the Fund          and Term of Office         During Past Five Years              Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (82)*  Chairman of the Board, Trustee since 2004.        Deputy Chairman and a Director of   None
                          Trustee and President  Serves until a successor   Pioneer Global Asset Management
                                                 trustee is elected or      S.p.A. ("PGAM"); Non-Executive
                                                 earlier retirement or      Chairman and a Director of Pioneer
                                                 removal.                   Investment Management USA Inc.
                                                                            ("PIM-USA"); Chairman and a
                                                                            Director of Pioneer; Chairman and
                                                                            Director of Pioneer Institutional
                                                                            Asset Management, Inc. (since
                                                                            2006); Director of Pioneer
                                                                            Alternative Investment Management
                                                                            Limited (Dublin); President and a
                                                                            Director of Pioneer Alternative
                                                                            Investment Management (Bermuda)
                                                                            Limited and affiliated funds;
                                                                            Director of PIOGLOBAL Real Estate
                                                                            Investment Fund (Russia) (until
                                                                            June 2006); Director of Nano-C,
                                                                            Inc. (since 2003); Director of
                                                                            Cole Management Inc. (since 2004);
                                                                            Director of Fiduciary Counseling,
                                                                            Inc.; President and Director of
                                                                            Pioneer Funds Distributor, Inc.
                                                                            ("PFD") (until May 2006);
                                                                            President of all of the Pioneer
                                                                            Funds; and Of Counsel, Wilmer
                                                                            Cutler Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (50)* Trustee and Executive  Trustee since 2007.        Director, CEO and President of       None
                          Vice President         Serves until a successor   Pioneer Investment Management USA
                                                 trustee is elected or      Inc. (since February 2007);
                                                 earlier retirement or      Director and President of Pioneer
                                                 removal.                   Investment Management, Inc. and
                                                                            Pioneer Institutional Asset
                                                                            Management, Inc. (since February
                                                                            2007); Executive Vice President of
                                                                            all of the Pioneer Funds (since
                                                                            March 2007); Director of Pioneer
                                                                            Global Asset Management S.p.A.
                                                                            (since April 2007); Head of New
                                                                            Markets Division, Pioneer Global
                                                                            Asset Management S.p.A. (2000 -
                                                                            2007)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.


38    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

Independent Trustees

------------------------------------------------------------------------------------------------------------------------------------
                          Position Held          Length of Service          Principal Occupation                Other Directorships
Name and Age              with the Fund          and Term of Office         During Past Five Years              Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
David R. Bock (65)        Trustee                Trustee since 2005.        Executive Vice President and Chief  Director of
                                                 Serves until a successor   Financial Officer, I-trax, Inc.     Enterprise Community
                                                 trustee is elected or      (publicly traded health care        Investment, Inc.
                                                 earlier retirement or      services company) (2004 - 2007);    (privately-held
                                                 removal.                   Partner, Federal City Capital       affordable housing
                                                                            Advisors (boutique merchant bank)   finance company);
                                                                            (1997 to 2004 and 2008 - present);  and Director of New
                                                                            and Executive Vice President and    York Mortgage Trust
                                                                            Chief Financial Officer, Pedestal   (publicly traded
                                                                            Inc. (internet-based mortgage       mortgage REIT)
                                                                            trading company) (2000 - 2002)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)         Trustee                Trustee since 2004.        President, Bush International, LLC  Director of Marriott
                                                 Serves until a successor   (international financial advisory   International, Inc.,
                                                 trustee is elected or      firm)                               Director of Discover
                                                 earlier retirement or                                          Financial Services
                                                 removal.                                                       (credit card issuer
                                                                                                                and electronic
                                                                                                                payment services);
                                                                                                                Director of Briggs &
                                                                                                                Stratton Co. (engine
                                                                                                                manufacturer);
                                                                                                                Director of UAL
                                                                                                                Corporation (airline
                                                                                                                holding company)
                                                                                                                Director of Mantech
                                                                                                                International
                                                                                                                Corporation
                                                                                                                (national security,
                                                                                                                defense, and
                                                                                                                intelligence
                                                                                                                technology firm);
                                                                                                                and Member, Board of
                                                                                                                Governors,
                                                                                                                Investment Company
                                                                                                                Institute
------------------------------------------------------------------------------------------------------------------------------------

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     39

------------------------------------------------------------------------------------------------------------------------------------
                          Position Held     Length of Service             Principal Occupation                Other Directorships
Name and Age              with the Fund     and Term of Office            During Past Five Years              Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (64) Trustee           Trustee since 2008.           Professor, Harvard University       Trustee, Mellon
                                            Serves until a successor                                          Institutional Funds
                                            trustee is elected or                                             Investment Trust and
                                            earlier retirement or                                             Mellon Institutional
                                            removal.                                                          Funds Master
                                                                                                              Portfolio (oversees
                                                                                                              17 portfolios in fund
                                                                                                              complex)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (61) Trustee           Trustee since 2004.           Founding Director,                  None
                                            Serves until a successor      Vice-President and Corporate
                                            trustee is elected or         Secretary, The Winthrop Group,
                                            earlier retirement or         Inc. (consulting firm); and
                                            removal.                      Desautels Faculty of Management,
                                                                          McGill University
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)      Trustee           Trustee since 2006.           Chief Executive Officer,            None
                                            Serves until a successor      Quadriserv, Inc. (2008 -
                                            trustee is elected or         present) (technology products
                                            earlier retirement or         for securities lending
                                            removal.                      industry); Private investor
                                                                          (2004 - 2008); and Senior
                                                                          Executive Vice President, The
                                                                          Bank of New York (financial and
                                                                          securities services) (1986 -
                                                                          2004)
------------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)  Trustee           Trustee since 2004.           President and Chief Executive       Director of New
                                            Serves until a successor      Officer, Newbury, Piret &           America High Income
                                            trustee is elected or         Company, Inc. (investment           Fund, Inc.
                                            earlier retirement or         banking firm)                       (closed-end
                                            removal.                                                          investment company)
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)      Trustee           Trustee since 2004.           Senior Counsel, Sullivan &          Director, The Swiss
                                            Serves until a successor      Cromwell LLP (law firm)             Helvetia Fund, Inc.
                                            trustee is elected or                                             (closed-end
                                            earlier retirement or                                             investment company)
------------------------------------------------------------------------------------------------------------------------------------


40    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

Fund Officers

------------------------------------------------------------------------------------------------------------------------------------
                           Position Held   Length of Service          Principal Occupation                Other Directorships
Name and Age               with the Fund   and Term of Office         During Past Five Years              Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (60)   Secretary       Since 2004. Serves at      Secretary of PIM-USA; Senior Vice   None
                                           the discretion of the      President - Legal of Pioneer;
                                           Board                      Secretary/Clerk of most of
                                                                      PIM-USA's subsidiaries; and
                                                                      Secretary of all of the Pioneer
                                                                      Funds since September 2003
                                                                      (Assistant Secretary from
                                                                      November 2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44) Assistant       Since 2004. Serves at      Associate General Counsel of        None
                           Secretary       the discretion of the      Pioneer since January 2008 and
                                           Board                      Assistant Secretary of all of the
                                                                      Pioneer Funds since September
                                                                      2003; Vice President and Senior
                                                                      Counsel of Pioneer from July 2002
                                                                      to December 2007
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)       Treasurer       Since 2008. Serves at      Vice President - Fund Accounting,   None
                                           the discretion of the      Administration and Controllership
                                           Board                      Services of Pioneer; and
                                                                      Treasurer of all of the Pioneer
                                                                      Funds since March 2008; Deputy
                                                                      Treasurer of Pioneer from March
                                                                      2004 to February 2008; Assistant
                                                                      Treasurer of all of the Pioneer
                                                                      Funds from March 2004 to February
                                                                      2008; and Treasurer and Senior
                                                                      Vice President, CDC IXIS Asset
                                                                      Management Services from 2002 to
                                                                      2003
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)      Assistant       Since 2004. Serves at      Assistant Vice President - Fund     None
                           Treasurer       the discretion of the      Accounting, Administration and
                                           Board                      Controllership Services of
                                                                      Pioneer; and Assistant Treasurer
                                                                      of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)         Assistant       Since 2004. Serves at      Fund Accounting Manager - Fund      None
                           Treasurer       the discretion of the      Accounting, Administration and
                                           Board                      Controllership Services of
                                                                      Pioneer; and Assistant Treasurer
                                                                      of all of the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     41

------------------------------------------------------------------------------------------------------------------------------------
                           Position Held   Length of Service          Principal Occupation                Other Directorships
Name and Age               with the Fund   and Term of Office         During Past Five Years              Held by this Officer
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan     Assistant       Since 2004. Serves at      Fund Administration Manager -       None
(35)                       Treasurer       the discretion of the      Fund Accounting, Administration
                                           Board                      and Controllership Services since
                                                                      June 2003 and Assistant Treasurer
                                                                      of all of the Pioneer Funds since
                                                                      September 2003; Assistant Vice
                                                                      President - Mutual Fund
                                                                      Operations of State Street
                                                                      Corporation from June 2002 to
                                                                      June 2003 (formerly Deutsche Bank
                                                                      Asset Management)
------------------------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (49)     Chief           Since 2007. Serves at      Chief Compliance Officer of         None
                           Compliance      the discretion of the      Pioneer since December 2006 and
                           Officer         Board                      of all the Pioneer Funds since
                                                                      January 2007; Vice President and
                                                                      Compliance Officer, MFS
                                                                      Investment Management (August
                                                                      2005 to December 2006);
                                                                      Consultant, Fidelity Investments
                                                                      (February 2005 to July 2005);
                                                                      Independent Consultant (July 1997
                                                                      to February 2005)
------------------------------------------------------------------------------------------------------------------------------------



42    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

                            This page for your notes.

               Pioneer Equity Opportunity Fund | Annual Report | 11/30/08     43

                            This page for your notes.

44    Pioneer Equity Opportunity Fund | Annual Report | 11/30/08

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,

new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com


This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $29,900 in 2008 and $27,625 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended November 30, 2008 and 2007.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $8,290 and $7,820 for 2008 and 2007, respectively.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended November, 2008 and 2007, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $8,290 in 2008 and $7,820 in 2007.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 28, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 28, 2009

* Print the name and title of each signing officer under his or her signature.